GOODWILL AND INTANGIBLE ASSET	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSET

NOTE 5 – GOODWILL AND INTANGIBLE ASSET

In April 2019, the Company acquired a reporting unit, which resulted in goodwill on the balance sheet. Goodwill may not be amortized. Instead, it is tested at least annually for impairment. Impairment is the condition that exists when the carrying amount of goodwill exceeds its implied fair value. The fair value of goodwill can be measured only as a residual and cannot be measured directly. The methodology to determine an amount that achieves a reasonable estimate of the value of goodwill for purposes of measuring an impairment loss. That estimate is referred to as the implied fair value of goodwill.

At December 31, 2019, the Company’s reporting unit had a positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the reporting unit exceeded its carrying value, including goodwill. The Qualitative Assessment as outlined in ASC 350-20-35, an entity has an unconditional option to bypass the qualitative assessment and proceed directly to performing the first step of the goodwill impairment test.

The Quantitative Assessment is a two-step process as outlined in ASC 350-20-35 and is used to identify both the existence of impairment and the amount of impairment. The first step is to determine the fair value. If the carrying amount is greater zero and its fair value exceeds its carrying amount, then no impairment and step 2 is not necessary. If the carrying amount of the reporting unit exceeds the fair value, then it shall be measured for impairment in step 2. The amount of impairment loss recorded is the difference in the excess of the carrying amount over its fair value.

Management has determined that for the year ending December 31, 2019, there were no identifiable assets or liabilities; therefore, the implied fair value of goodwill is zero. Based on this assessment, goodwill was impaired by the full carrying amount of $61,000. As of March 31, 2020, the Company has $0 in goodwill.

Intangible asset consisted of the following for the three months ended March 31:

	2020	2019
Trademark	$81,750	$-
Less: Accumulated Amortization	(6,131)	-
	$75,619	$-

Estimated future amortization expense related to intangible assets as of March 31, 2020 is as follows:

2020	$6,131
2021	8,175
2022	8,175
2023	8,175
2024	8,175
Thereafter	36,788
$75,619

NOTE 5 – GOODWILL AND INTANGIBLE ASSET

In April, 2019, the Company acquired a reporting unit in which resulted in goodwill. Goodwill shall not be amortized. Instead, goodwill shall be tested at least annually for impairment. Impairment is the condition that exists when the carrying amount of goodwill exceeds its implied fair value. The fair value of goodwill can be measured only as a residual and cannot be measured directly. The methodology to determine an amount that achieves a reasonable estimate of the value of goodwill for purposes of measuring an impairment loss. That estimate is referred to as the implied fair value of goodwill.

At December 31, 2019, the Company’s reporting unit had a positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the reporting unit exceeded its carrying value, including goodwill. The Qualitative Assessment as outlined in ASC 350-20-35, an entity has an unconditional option to bypass the qualitative assessment and proceed directly to performing the first step of the goodwill impairment test.

The Quantitative Assessment is a two-step process as outlined in ASC 350-20-35 and is used to identify both the existence of impairment and the amount of impairment. The first step is to determine the fair value. If the carrying amount is greater zero and its fair value exceeds its carrying amount, then no impairment and step 2 is not necessary. If the carrying amount of the reporting unit exceeds the fair value, then it shall be measured for impairment in step 2. The amount of impairment loss recorded is the difference in the excess of the carrying amount over its fair value.

Management has determined that for the year ending December 31, 2019, there were no identifiable assets or liabilities; therefore, the implied fair value of goodwill is zero. Based on this assessment, goodwill is impaired by the full carrying amount of $61,000.

Changes in Goodwill during the year ending 2019 and 2018 is as follows:

	2019	2018
Beginning of year	$-	$-
Acquired goodwill	61,000	-
Impairment	(61,000)
	$61,000	$-

Intangible asset consisted of the following at December 31:

	2019	2018
Trademark	$81,750	$-
Less: Accumulatd Amortization	(4,087)	-
	$77,663	$-

Estimated future amortization expense related to intangible assets as of December 31, 2019 is as follows:

2020	$8,175
2021	8,175
2022	8,175
2023	8,175
2024	8,175
Thereafter	36,788
$77,663